Subsequent Events (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 08, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)		81,074,842	80,744,354	65,828,862
Proceeds for stock (in Dollars)		$ 737,609	$ 10,753,725
Stock par value		$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share rate	10.00%
Liquidation preference	$ 1,000
Conversion price per share	$ 3.02
Effective date	2 years
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share rate	10.00%
Liquidation preference	$ 1,000
Gross proceeds (in Dollars)	$ 40,000,000
Conversion price per share	$ 4.84
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Series A Preferred Stock Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares sold (in Shares)	8,000
Stock par value	$ 0.001
Aggregate purchase price (in Dollars)	$ 8,000,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)		80,899
Proceeds for stock (in Dollars)		$ 250,000